Goodwill and Other Intangible Assets - Narrative (Detail)			3 Months Ended		6 Months Ended				12 Months Ended
	Oct. 21, 2015 USD ($)	Oct. 01, 2013 USD ($)	Jun. 30, 2016 USD ($)	Jun. 30, 2015 USD ($)	Jun. 30, 2016 USD ($) Segment	Jun. 30, 2015 USD ($)	Jun. 30, 2014 USD ($)	Jun. 30, 2013 USD ($)	Dec. 31, 2015 USD ($) Segment	Dec. 31, 2014 USD ($) Segment	Dec. 31, 2013 USD ($) Segment
Finite-Lived and Indefinite-Lived Intangible Assets [Line Items]
Number of reportable segments | Segment					3				3	3	3
Impairment of intangible assets					$ 0	$ 0	$ 0	$ 0
Business acquisitions, net of cash acquired									$ 5,300,000	$ 0	$ 12,200,000
Goodwill			$ 845,900,000		845,900,000				845,800,000	872,800,000	873,400,000
Amortization of intangible assets			$ 7,900,000	$ 7,900,000	$ 15,700,000	$ 15,700,000			31,400,000	$ 31,800,000	$ 31,400,000
Future amortization expense, 2016									32,000,000
Future amortization expense, 2017									32,000,000
Future amortization expense, 2018									32,000,000
Future amortization expense, 2019									32,000,000
Future amortization expense, 2020									$ 32,000,000
Inducs, AG (Inducs)
Finite-Lived and Indefinite-Lived Intangible Assets [Line Items]
Business acquisitions, net of cash acquired		$ 12,200,000
Goodwill		5,000,000
Purchase price allocated to intangible assets		7,000,000
Inducs, AG (Inducs) | Trademarks
Finite-Lived and Indefinite-Lived Intangible Assets [Line Items]
Intangible assets acquired not subject to amortization		700,000
Inducs, AG (Inducs) | Customer relationships
Finite-Lived and Indefinite-Lived Intangible Assets [Line Items]
Intangible assets acquired subject to amortization		$ 1,200,000
Finite-lived intangible asset, useful life		19 years
Inducs, AG (Inducs) | Developed Technology Rights [Member]
Finite-Lived and Indefinite-Lived Intangible Assets [Line Items]
Intangible assets acquired subject to amortization		$ 5,100,000
Finite-lived intangible asset, useful life		12 years
Welbilt Thailand
Finite-Lived and Indefinite-Lived Intangible Assets [Line Items]
Business acquisitions, net of cash acquired	$ 5,300,000
Goodwill	1,400,000
Purchase price allocated to intangible assets	$ 4,200,000
Outstanding shares acquired (as a percent)	50.00%